PLANT AND EQUIPMENT (Schedule of Composition of Property and Equipment and Related Accumulated Depreciation) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		$ 71,211
Balance at end of year		68,617	$ 71,211
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		55,149
Balance at end of year		50,099	55,149
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,443
Balance at end of year		2,326	2,443
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,690
Balance at end of year		8,751	8,690
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,385
Balance at end of year		1,705	1,385
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		3,544
Balance at end of year		5,736	3,544
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		152,665	135,074
Additions		7,947	5,836
Disposals		(1,323)	(1,253)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(9,562)	13,008
Balance at end of year		149,727	152,665
Cost [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		105,165	94,484
Additions		1,586	1,497
Disposals		(316)	(246)
Reclassification of asset groups	[1]	189	344
Impact of foreign currency translation		(6,596)	9,086
Balance at end of year		100,028	105,165
Cost [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		7,755	5,964
Additions		553	1,156
Disposals		(126)	(194)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(447)	829
Balance at end of year		7,735	7,755
Cost [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		29,413	26,352
Additions		2,266	1,084
Disposals		(505)	(298)
Reclassification of asset groups	[1]	145	4
Impact of foreign currency translation		(1,867)	2,271
Balance at end of year		29,452	29,413
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		6,730	6,131
Additions		792	559
Disposals		(376)	(515)
Reclassification of asset groups	[1]
Impact of foreign currency translation		(424)	555
Balance at end of year		6,722	6,730
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		3,602	2,143
Additions		2,750	1,540
Disposals
Reclassification of asset groups	[1]	(334)	(348)
Impact of foreign currency translation		(228)	267
Balance at end of year		5,790	3,602
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(81,454)	(69,873)
Disposals		891	891
Depreciation and amortization		(5,634)	(5,651)
Impact of foreign currency translation		5,087	(6,821)
Balance at end of year		(81,110)	(81,454)
Accumulated depreciation [member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(50,016)	(42,706)
Disposals		128	68
Depreciation and amortization		(3,172)	(3,180)
Impact of foreign currency translation		3,131	(4,198)
Balance at end of year		(49,929)	(50,016)
Accumulated depreciation [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(5,312)	(4,666)
Disposals		108	175
Depreciation and amortization		(500)	(438)
Impact of foreign currency translation		295	(383)
Balance at end of year		(5,409)	(5,312)
Accumulated depreciation [member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(20,723)	(17,520)
Disposals		317	208
Depreciation and amortization		(1,615)	(1,643)
Impact of foreign currency translation		1,320	(1,768)
Balance at end of year		(20,701)	(20,723)
Accumulated depreciation [member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(5,345)	(4,928)
Disposals		338	440
Depreciation and amortization		(347)	(390)
Impact of foreign currency translation		337	(467)
Balance at end of year		(5,017)	(5,345)
Accumulated depreciation [member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		(58)	(53)
Disposals
Depreciation and amortization
Impact of foreign currency translation		4	(5)
Balance at end of year		(54)	(58)
Carrying amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		71,211
Balance at end of year		68,617	71,211
Carrying amounts [Member] | Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		55,149
Balance at end of year		50,099	55,149
Carrying amounts [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		2,443
Balance at end of year		2,326	2,443
Carrying amounts [Member] | Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		8,690
Balance at end of year		8,751	8,690
Carrying amounts [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		1,385
Balance at end of year		1,705	1,385
Carrying amounts [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning year		3,544
Balance at end of year		$ 5,736	$ 3,544

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.